Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Total property and equipment	$ 1,918	$ 1,934
Less: accumulated depreciation and impairment	(1,918)	(1,004)
Property and equipment, net		930
Laboratory equipment
Property Plant And Equipment [Line Items]
Total property and equipment	1,483	1,395
Computer equipment
Property Plant And Equipment [Line Items]
Total property and equipment	$ 435	435
Construction-in-Progress
Property Plant And Equipment [Line Items]
Total property and equipment		$ 104